DEBT AND CREDIT FACILITIES - Debt redemption prices (Details)	Aug. 15, 2020
2020
Debt Instrument, Redemption [Line Items]
Percentage of redemption on principal amount	102.80%
2021
Debt Instrument, Redemption [Line Items]
Percentage of redemption on principal amount	101.40%
2022 and thereafter
Debt Instrument, Redemption [Line Items]
Percentage of redemption on principal amount	100.00%